MINERAL PROPERTIES	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Notes to Financial Statements
Note 3 - Mineral Properties

On April 21, 2016, we staked 31 mining claims consisting of 329 mining units and totaling 13,008 acres of vacant land in the townships of Frecheville, Stoughton, and Mistaken Islands in Northeastern Ontario, Canada. Ontario's Ministry of Northern Development and Mines issued 31 claim numbers for these claims. The Company owns a 100% interest in these claims, and has named them the "Ponderosa" property. We have no plans to explore the Ponderosa claims at this time, as our current focus is on exploring the Big Monty Claims and completing the terms of the Flex Agreement.

On August 28, 2015, we entered into an Equity Participation and Earn-In Agreement (the "Flex Agreement") with Flex Mining Ltd., a Delaware corporation ("Flex"), pursuant to which we issued 23,500,000 (pre-split) shares of restricted common stock to Flex. Under the terms of the Flex Agreement, we became eligible to earn 100% of the issued and outstanding shares of Flex by investing $1,000,000 in property expenditures on Flex's properties over the next three years. Flex owns 100% of six mining claims, named the Big Monty Claims, in the historic Abitibi Greenstone Belt in Northern Ontario. We plan to conduct exploration activities on the Big Monty Claims.

On March 21, 2016, we entered into an Addendum to Equity Participation and Earn-In Agreement (the "Flex Addendum") with Flex. Under the terms of the Flex Addendum, in consideration for our prior equity issuance to Flex and an agreement to pay $15,000 to Flex within 180 days after the effective date of the Flex Addendum, Flex agreed to sell, convey, assign and transfer substantially all of its assets, including the Big Monty Claims (the "Assets") to us. To date, $6,000 of the $15,000 payment to Flex has been made. As partial consideration for the acquisition of the Assets, the Flex Addendum requires us to incur the following expenditures over the next three years relating to the Big Monty Claims: (1) not less than $250,000 in expenditures on or before the first anniversary of the effective date of the Flex Addendum; (2) not less than $350,000 in additional expenditures on or before the second anniversary of the effective date of the Flex Addendum; and (3) not less than $400,000 in additional expenditures on or before the third anniversary of the effective date of the Flex Addendum. If we are unable to incur the expenditures required, we may satisfy any deficiency by making an equivalent cash payment to Flex. If we fail to incur the required expenditures under the Flex Addendum, Flex will have the option to repurchase the Assets from us at a price to be mutually agreed upon by the parties.

The Company has incurred expenditures of $15,000 renewing the mining claims and planning the exploration during the quarter.

Management determined that there was an impairment of the investment in the amount of $23,500,000 was warranted due to firstly that, no exploration being conducted on the property to date; and secondly that, no mineral resource having been identified on the property to date.

The Mining Claims are known as the "Big Monty Property" and are located in the Frecheville and Stoughton Townships, Ontario, Larder Lake District. The Claims currently in Big Monty are:

Claim #	# of hectares	Claim Start Date	Claim Expiry Date

4282128	16	February 16, 2016	February 16, 2019
4282129	16	February 16, 2016	February 16, 2019
4282130	6	February 16, 2016	February 16, 2019
4282131	9	February 16, 2016	February 16, 2019
4282132	11	February 16, 2016	February 16, 2019
4282133	13	February 16, 2016	February 16, 2019
4282134	2	February 16, 2016	February 16, 2019
Total	73 hectares (180.4 acres)

On April 21, 2016, we staked 31 mining claims consisting of 329 mining units and totaling 13,008 acres of vacant land in the townships of Frecheville, Stoughton, and Mistaken Islands in Northeastern Ontario, Canada. Ontario's Ministry of Northern Development and Mines issued 31 claim numbers for these claims. The Company owns a 100% interest in these claims, and has named them the "Ponderosa" property. We have no plans to explore the Ponderosa claims at this time, as our current focus is on exploring the Big Monty Claims and completing the terms of the Flex Agreement.

On August 28, 2015, we entered into an Equity Participation and Earn-In Agreement (the "Flex Agreement") with Flex Mining Ltd., a Delaware corporation ("Flex"), pursuant to which we issued 23,500,000 (pre-split) shares of restricted common stock to Flex. Under the terms of the Flex Agreement, we became eligible to earn 100% of the issued and outstanding shares of Flex by investing $1,000,000 in property expenditures on Flex's properties over the next three years. Flex owns 100% of six mining claims, named the Big Monty Claims, in the historic Abitibi Greenstone Belt in Northern Ontario. We plan to conduct exploration activities on the Big Monty Claims.

On March 21, 2016, we entered into an Addendum to Equity Participation and Earn-In Agreement (the "Flex Addendum") with Flex. Under the terms of the Flex Addendum, in consideration for our prior equity issuance to Flex and an agreement to pay $15,000 to Flex within 180 days after the effective date of the Flex Addendum, Flex agreed to sell, convey, assign and transfer substantially all of its assets, including the Big Monty Claims (the "Assets") to us. To date, $6,000 of the $15,000 payment to Flex has been made. As partial consideration for the acquisition of the Assets, the Flex Addendum requires us to incur the following expenditures over the next three years relating to the Big Monty Claims: (1) not less than $250,000 in expenditures on or before the first anniversary of the effective date of the Flex Addendum; (2) not less than $350,000 in additional expenditures on or before the second anniversary of the effective date of the Flex Addendum; and (3) not less than $400,000 in additional expenditures on or before the third anniversary of the effective date of the Flex Addendum. If we are unable to incur the expenditures required, we may satisfy any deficiency by making an equivalent cash payment to Flex. If we fail to incur the required expenditures under the Flex Addendum, Flex will have the option to repurchase the Assets from us at a price to be mutually agreed upon by the parties.

The Company has incurred expenditures of $51,000 renewing the mining claims and planning the exploration during the year.

Management determined that there was an impairment of the investment in the amount of $23,500,000 was warranted due to firstly that, no exploration being conducted on the property to date; and secondly that, no mineral resource having been identified on the property to date.

The Mining Claims are known as the "Big Monty Property" and are located in the Frecheville and Stoughton Townships, Ontario, Larder Lake District. The Claims currently in Big Monty are:

Claim #	# of hectares	Claim Start Date	Claim Expiry Date
4282128	16	February 16, 2016	February 16, 2019
4282129	16	February 16, 2016	February 16, 2019
4282130	6	February 16, 2016	February 16, 2019
4282131	9	February 16, 2016	February 16, 2019
4282132	11	February 16, 2016	February 16, 2019
4282133	13	February 16, 2016	February 16, 2019
4282134	2	February 16, 2016	February 16, 2019
Total	73 hectares (180.4 acres)